COMMITMENTS CONTINGENCIES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Statement [Line Items]
Minimum rental and lease payments	$ 4,946	$ 5,346
Later than five years [Member]
Statement [Line Items]
Minimum rental and lease payments	2,989	3,210
Not later than one year [Member]
Statement [Line Items]
Minimum rental and lease payments	767	459
1-5 years [Member]
Statement [Line Items]
Minimum rental and lease payments	$ 1,190	$ 1,677